Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 3,654	$ 2,468	$ 2,717
Items that may be reclassified to net income:
Foreign currency translation	(788)	654	(312)
Cash flow hedges	34	77	(36)
Available-for-sale securities (“AFS”)	0	(5)	5
Equity accounted investments	(8)	11	(6)
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (“FVTOCI”)	(2)	0	0
Share of revaluation surplus on equity accounted investments	92	58	13
Remeasurement of defined benefit obligations	2	(1)	0
Revaluation surplus	254	86	90
Total other comprehensive income (loss)	(416)	880	(246)
Total comprehensive income	3,238	3,348	2,471
Limited partners
Net income	764	136	660
Other comprehensive income (loss)	(178)	183	(112)
Comprehensive income attributable to Limited partners	586	319	548
General partner
Net income	0	0	0
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to General Partners	0	0	0
Redeemable/exchangeable and special limited partnership units
Net income	1,085	233	1,103
Other comprehensive income (loss)	(252)	312	(187)
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	833	545	916
Limited partnership units of Brookfield Office Properties Exchange LP
Net income	17	6	30
Other comprehensive income (loss)	(4)	8	(5)
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	13	14	25
Class A shares of Brookfield Property REIT Inc.
Net income	112	0	0
Other comprehensive income (loss)	(26)	0	0
Comprehensive income attributable to interest in Brookfield Property REIT Inc.	86	0	0
Interests of others in operating subsidiaries and properties
Net income	1,676	2,093	924
Other comprehensive income (loss)	44	377	58
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	$ 1,720	$ 2,470	$ 982